Cover	Mar. 03, 2022
Cover [Abstract]
Entity Registrant Name	JACKSAM CORPORATION
Entity Central Index Key	0000860543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 03, 2022
Entity Ex Transition Period	false
Entity File Number	033-33263
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-3566284
Entity Address Address Line 1	3100 Airway Avenue Suite 138
Entity Address City Or Town	Costa Mesa
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92626
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	605-3580
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	JKSM